Discontinued operations and assets classified as held for sale - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued operations and assets classified as held for sale [Line Items]
Discontinued operations, net of income taxes	€ (4.0)	€ 142.0	€ (10.0)
Business held for sale
Discontinued operations and assets classified as held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	59.0	0.0
Discontinued operations, net of income taxes
Discontinued operations and assets classified as held for sale [Line Items]
Discontinued operations, net of income taxes	(4.0)	142.0	(10.0)
Discontinued operations, net of income taxes | Domestic Appliances
Discontinued operations and assets classified as held for sale [Line Items]
Discontinued operations, net of income taxes	(1.0)	140.0	(2.0)
Discontinued operations, net of income taxes | Other
Discontinued operations and assets classified as held for sale [Line Items]
Discontinued operations, net of income taxes	€ (3.0)	€ 2.0	€ (7.0)